Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2014
Discontinued Operations and Disposal Groups [Abstract]
Revenues and Earnings (losses) of Businesses Included in Discontinued Operations
The revenues and earnings (losses) of the businesses included in discontinued operations for the periods presented were as follows:

Revenues	2014	2013	2012
eCas business line	$3.0	$7.3	$11.8
ClearPar	—	—	—
Healthcare Benefit Solutions Business	—	—	80.5
Participacoes operations	—	—	—
Total discontinued operations	$3.0	$7.3	$92.3

Earnings (loss) from discontinued operations net of tax:	2014	2013	2012
eCas business line	$(5.1)	$1.2	$2.1
ClearPar	—	16.7	—
Healthcare Benefit Solutions Business	—	0.1	(47.8)
Participacoes operations	(6.3)	(14.9)	(31.4)
Total discontinued operations	$(11.4)	$3.1	$(77.1)